Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive (Loss)/Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit or Loss [Abstract]
REVENUE	$ 32,336,084	$ 42,848,508	$ 79,510,746	$ 80,671,081	$ 68,132,256
Cost and expenses:
Cost of revenue	(15,464,900)	(27,901,125)	(46,179,969)	(43,929,982)	(33,881,248)
Advertising and marketing expenses	(9,132,194)	(12,713,890)	(21,618,803)	(16,244,958)	(16,473,378)
Technology costs	(1,738,671)	(4,045,721)	(7,427,086)	(9,522,437)	(6,554,254)
Employee benefit expenses	(8,054,174)	(12,589,924)	(24,150,614)	(24,931,493)	(34,289,879)
General, administrative and other operating expenses	(4,542,780)	(5,608,752)	(15,542,864)	(16,725,243)	(13,854,809)
Foreign exchange differences, net	3,922,990	(5,958,614)	(4,783,117)	656,605	(4,051,710)
Operating loss	(2,673,645)	(25,969,518)	(40,191,707)	(30,026,427)	(40,973,022)
Other income/(expenses):
Other income	323,249	954,142	2,091,957	877,514	181,509
Share-based payment on listing				(67,027,178)
Finance costs	(26,173)	(13,363)	(25,472)	(19,028,007)	(7,800,597)
Changes in fair value of financial instruments	157,698	(236,547)	446,811	(57,333,432)	(1,101,484)
LOSS BEFORE TAX	(2,218,871)	(25,265,286)	(37,678,411)	(172,537,530)	(49,693,594)
Income tax expenses	(14,515)	(57,459)	(108,928)	(62,983)	251,779
LOSS FOR THE PERIOD	(2,233,386)	(25,322,745)	(37,787,339)	(172,600,513)	(49,441,815)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(3,818,542)	4,991,757	3,738,760	(820,391)	3,088,057
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined benefit plan	39,564	(5,050)	11,731	(29,965)	42,103
OTHER COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD, NET OF TAX	(3,778,978)	4,986,707	3,750,491	(850,356)	3,130,160
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX	$ (6,012,364)	$ (20,336,038)	$ (34,036,848)	$ (173,450,869)	$ (46,311,655)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ (0.05)	$ (0.62)	$ (0.94)	$ (17.92)	$ (102.43)
Diluted (in Dollars per share)	$ (0.05)	$ (0.62)	$ (0.94)	$ (17.92)	$ (102.43)